Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 2,250,000
Final Prospectus	true